Long-Term Borrowing (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of long-term borrowing due to maturing
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Postal Savings Bank of China	4,450,000	5,000,000	717,916
Less: to be matured within one year	(600,000)	(600,000)	(86,150)
Total	3,850,000	4,400,000	631,766